   As filed with the Securities and Exchange Commission on January 28, 2000.


                                             1933 Act Registration No. 333-15969
                                              1940 Act Registration No. 811-7919
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                            [X]
Pre-Effective Amendment No. __                                    [ ]
Post-Effective Amendment No. 7                                    [X]
REGISTRATION STATEMENT UNDER THE
   INVESTMENT COMPANY ACT OF 1940                                 [X]
Amendment No. 7


                               ------------------
                         BREMER INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 P.O. Box 1956
                           St. Cloud, Minnesota 56302
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, Including Area Code: (320) 255-7174

                               Steven A. Laraway
                                 P.O. Box 1956
                           St. Cloud, Minnesota 56302
                    (Name and Address of Agent for Service)
                               ------------------

                         Christopher C. Cleveland, Esq.
                            Briggs and Morgan, P.A.
                                2400 IDS Center
                          Minneapolis, Minnesota 55402
                               ------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                      LEGACY MINNESOTA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                   PROSPECTUS


                             DATED JANUARY 28, 2000


--------------------------------------------------------------------------------


     This prospectus provides information about the Legacy Minnesota Municipal Bond Fund. The Fund is part of a family of mutual funds offered by Bremer Investment Funds, Inc. (Bremer Funds), a registered, open-end, management investment company.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATION IN THE FUND'S NET ASSET VALUE.


     This Prospectus, which you should retain for future reference, is designed to set forth concisely the information you should know before you invest. A Statement of Additional Information dated January 28, 2000, and incorporated herein by reference, has been filed with the Securities and Exchange Commission. A copy of the Statement may be obtained, without charge, by writing to or calling the Fund.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Risk/Return Summary.........................................      1
Fund Expenses...............................................      3
Financial Highlights........................................      4
Investment Objectives and Policies..........................      5
Principal Securities and Techniques Used by the Fund........      5
Risk Factors................................................     10
Investment Restrictions.....................................     12
Management of the Funds.....................................     13
Plan of Distribution........................................     14
Fund Shares and Organization................................     15
Price of Shares.............................................     16
Purchasing Shares...........................................     16
Redeeming Shares............................................     17
Dividends...................................................     19
Taxes.......................................................     19
Performance Information.....................................     21
Shareholder Services........................................     21

                              RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES

     The Fund seeks to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management.

INVESTMENT STRATEGIES


     The Fund will seek to invest its assets in investment grade debt securities issued by the State of Minnesota and its political subdivisions, duly constituted authorities and corporations. The Fund may also invest in municipal securities issued by various territories and possessions of the United States, such as Puerto Rico, that are exempt from Minnesota state taxes. As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from both federal and Minnesota state income taxes. The Fund's investments will generally have a duration between three and six years. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Investment Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.


PRINCIPAL INVESTMENT RISKS

     - General Investment Risk. Loss of money is a risk of investing in the Fund. This could occur if the value of the municipal bonds and other securities making up the Fund's investment portfolio were to decrease. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


     - Fund Management. The Fund is actively managed by the Investment Adviser. Fund performance depends on the ability of the Investment Adviser to select and maintain a portfolio of securities which will achieve the Fund's investment objectives. The Fund could under-perform compared with other funds having similar investment objectives.


     - Credit Risk. The Fund invests in debt securities consisting principally of investment grade municipal bonds, and is subject to credit risk, which is the risk that the issuer of a debt security will fail to make payments of interest and principal when due.

     - Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of a debt security will decline due to changes in market interest rates. In general, when interest rates rise, the value of a debt security such as a municipal bond declines. When interest rates decline, the value of a debt security generally increases. The final maturity of the debt also will affect interest rate risk and price volatility of the portfolio. Generally, a debt security with a longer maturity will have greater price volatility as a result of interest rate changes than a debt security with a shorter maturity.

     - Yields. The yields of Minnesota municipal bonds will vary depending on a number of factors, including conditions in the municipal bond and fixed income markets, the maturity of the bonds, the rating of the issue and the size of a particular offering.


     - Non-Investment Grade Securities. The Fund may invest up to 25% of its total assets in municipal bonds that are not considered to be investment grade. These securities provide less protection for payment of principal and interest but may produce greater returns than higher quality securities.

     - Geographic Concentration. The Fund invests principally in municipal bonds of Minnesota issuers, and is therefore more susceptible to factors adversely affecting Minnesota issuers than would be a more geographically diverse bond portfolio. The value of the Fund's shares may be affected by downturns in the Minnesota economy and other factors specifically affecting the ability of Minnesota issuers to pay interest and principal.


     Related Issuers. The issuers of municipal bonds may be related in such a way that an economic or political development negatively affecting one municipal bond would have a similar effect on another municipal bond. The Fund will not invest more than 25% of its total assets in securities that are related or in revenue bonds whose payments are derived from projects or facilities within a single industry (except for housing authority bonds or bonds issued by governments or their political subdivisions).


     - Fund Diversification. The Fund is non-diversified, which means that it has greater latitude than a diversified fund to invest its assets in the securities of a relatively few municipal issuers. An investment in the Fund may present greater risks than an investment in a diversified fund, because the Fund is more susceptible to adverse developments affecting any one issuer of securities held in its portfolio.

RISK AND RETURN BAR CHART AND TABLE


     The Fund began operations on April 12, 1999 and does not have annual return information for a full calendar year. The Fund's first prospectus prepared after December 31, 2000 will include a bar chart and table which show how the Fund has performed for the calendar year and how it compares in relation to other measures of market performance.

                                 FUND EXPENSES

     This table describes the fees and expenses you might pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)
  Maximum sales charge (load) on purchases (as a percentage
     of offering price).....................................    2.75%
  Maximum deferred sales charge (load)......................    None
  Maximum sales charge (load) imposed on reinvested
     dividends..............................................    None
  Redemption fee............................................    None(1)
  Exchange fee..............................................    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
  Management fees...........................................    0.55%
  Distribution (12b-1) fees.................................    0.25%(2)
  Other expenses............................................    0.31%
  Total annual fund operating expenses......................    1.11%
  Fee waiver................................................    0.23%(2)
  Net expenses..............................................    0.88%


-------------------------
(1) A fee of $12 is charged for each wire redemption. See "Redeeming Shares."


(2) The Fund has adopted a written plan of distribution under Rule 12b-1. The Board of Directors has authorized the payment of fees under the plan pursuant to a Distribution Agreement with the Fund's principal underwriter. The distribution fees paid by the Fund may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Board of Directors has agreed to waive distribution fees equivalent to 0.23% for the fiscal year ending September 30, 2000. If additional distribution fees are paid in the future, long-term shareholders may pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers, Inc. See "Plan of Distribution."



EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:


ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
--------   -----------   ----------   ---------
  $362        $548          $749       $1,330



     The Fund does not intend to impose sales charges (loads) on reinvested dividends. If sales charges (loads) were included, your costs would be higher than those shown in the example. Federal securities regulations require the example to assume an annual rate of return of 5%, but the actual return for the Fund may be more or less than 5%.

                              FINANCIAL HIGHLIGHTS



     The financial highlights table is intended to help you understand the Fund's financial performance since the Fund started operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report for the period from April 12, 1999 (commencement of operations) through September 30, 1999. The Annual report may be obtained, without charge, by writing or calling the Fund.



                                                              APRIL 12, 1999(1)
                                                                   THROUGH
                                                              SEPTEMBER 30, 1999
                                                              ------------------
PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF PERIOD......................          $10.00
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income..................................            0.16
     Net realized and unrealized gain (loss) on
      investments...........................................           (0.26)
       Total from investment operations.....................           (0.10)
  LESS DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income...................           (0.16)
     Distributions in excess of net investment income.......           (0.03)
       Total dividends and distributions....................           (0.19)
  NET ASSET VALUE, END OF PERIOD............................          $ 9.71
TOTAL RETURN................................................           (0.96)%(2)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period.................................     $57,220,849
  Ratio of net expenses to average net assets...............            0.88%(3)
  Ratio of net investment income to average net assets......            3.53%(3)
  Portfolio turnover rate...................................           18.86%


-------------------------

(1) Commencement of Operations.



(2) Not annualized.



(3) Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

     Investment Objectives. The Fund seeks to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. There can be no assurance that the Fund's objectives will be achieved. The investment objectives are not fundamental and may be changed without a vote of the shareholders, which could result in the Fund having investment objectives different from those which a shareholder considered appropriate for its investment needs at the time of its investment. The Fund will provide its shareholders with written notification at least 30 days prior to any change in the Fund's investment objectives.

     Investment Policies. The Fund will seek to invest its assets in investment grade municipal securities issued by the State of Minnesota and its political subdivisions, duly constituted authorities and corporations. Municipal securities also include securities issued by various territories and possessions of the United States, such as Puerto Rico, that are exempt from Minnesota state taxes. In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to taxation. As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from both federal and Minnesota state income taxes (including the federal alternative minimum tax).


     Generally, at least 75% of the Fund's assets will be invested in municipal securities that are rated within the four highest rating categories by a nationally recognized statistical rating organization at the time they are purchased by the Fund. For municipal bonds, these categories are "Aaa," "Aa," "A" and "Baa" for Moody's and "AAA," "AA," "A" and "BBB" for S&P and Fitch. Bonds with these ratings are generally considered to be investment grade, although Moody's states that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that the Investment Adviser believes are comparable in quality to the rated securities in which the Fund invests.


     The obligations in which the Fund invests will have various maturities depending upon current and forecasted levels of interest rates and the shape of the yield curve. The Fund's investments will generally have a duration between three and six years. Duration is a measure of the expected life of a fixed income security and is generally considered to be more precise than the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features to predict price sensitivity to changes in interest rates. For example, if interest rates were to rise 1%, the market value of a fixed income security with a duration of four years would fall an estimated 4%. The opposite would be true if interest rates fell. Duration is one of the fundamental tools used by the Investment Adviser in portfolio selection for the Fund.

              PRINCIPAL SECURITIES AND TECHNIQUES USED BY THE FUND

     Municipal Securities. The fund will invest primarily in municipal securities of Minnesota issuers, which include municipal bonds, notes and leases. Yields on municipal securities depend on a variety of factors, including the general condition of the municipal securities markets and fixed income markets, the size of a particular offering, the maturity of the obligation and its rating. The Fund's ability to meet its investment objectives depends in part on the continuing ability of the issuers of municipal securities to pay principal and interest when due.

     Municipal bonds can be classified as either "general obligation" bonds or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues generated by a particular facility or from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds also include industrial development bonds and private activity bonds, which are usually not secured by a pledge of the credit of a municipality. The payment of the principal and interest on these bonds comes solely from the user of the facilities financed by the bonds and the pledge, if any, of real and personal property as security for such payment.

     Municipal notes, which may be either general obligation or revenue securities, are issued to meet the short-term capital needs of the issuer and generally have original maturities not exceeding one year. They include bond anticipation notes, revenue anticipation notes, tax anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal leases are issued by state and local governments to acquire equipment such as emergency and other specialized motor vehicles, computer and telecommunications equipment and other capital assets.

     Housing Authority Bonds. The Fund may invest in obligations of municipal housing authorities, including single-family and multi-family mortgage revenue bonds. Changes in federal housing subsidy programs may reduce subsidies available for payments on multifamily housing authority bonds. Higher interest rates and construction and operating costs may also adversely affect revenues of housing authorities. Mortgage revenue bonds are subject to mandatory redemption at par as a result of prepayments of the underlying mortgage loans or if the proceeds from the bonds are not used.

     Certain housing authority bonds must qualify under relevant provisions of the Code and under provisions of federal law relating to the occupants, location and cost of the housing financed by the bonds. The failure to meet these requirements could cause the interest on the bonds to become taxable, which would reduce the value of the bonds and subject shareholders to unanticipated tax liabilities.

     Variable and Floating Rate Securities. The Fund may invest in securities with variable or floating rates of interest that are adjusted according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments minimize changes in the market value of the obligation and enhance the ability of the Fund to maintain a stable net asset value. Like fixed rate debt securities, variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

     There may not be an active secondary market for certain floating or variable rate securities, and the Fund could suffer a loss on the sale of these securities.

     Zero-Coupon Securities. Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. The Fund is required to include the original issue discount of zero-coupon securities as income. The Fund ordinarily will distribute all of its net investment income, and may have to sell securities to distribute imputed income generated by zero-coupon securities. These sales may result in a taxable gain or loss. Zero-coupon securities may also be subject to greater fluctuation in market value than the other securities in which the Fund invests.

     Participation Interests. The Fund may purchase participation interests in municipal securities that are held by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or other financial institution permitting the holder to tender the participation interest back to the bank or other financial institution.

     Repurchase Agreements and Lending of Portfolio Securities. The Fund may seek to generate income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at a specified price on a specified date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Investment Adviser has determined are creditworthy under guidelines established by the Board of Directors and will receive collateral in the form of cash or U.S. Government securities equal to at least 100% of the value of the securities loaned. The Fund will, as a fundamental policy, limit securities lending to not more than one-third of the value of its total assets. These activities may involve risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss.

     When-Issued Securities and Forward Commitments. The Fund may purchase securities on a "when-issued" or "forward commitment" basis. In these transactions, the price of the securities is fixed at the time the purchase commitment is made, but delivery and payment for the securities take place at a later date, generally within three months after the purchase commitment.

     During the period between a commitment and delivery, the Fund is not entitled to any interest. However, the Fund immediately assumes the risk of ownership, including price fluctuation. The Fund could suffer a loss in a when-issued or forward commitment transaction if the seller fails to deliver the securities to the Fund. Any significant commitment by the Fund to purchase securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value.

     When-issued and forward commitment transactions may enable the Fund to hedge against predicted changes in interest rates and prices. If the Fund incorrectly forecasts interest rate trends, however, it could be required to complete when-issued or forward transactions at prices below then current market values. The Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it advantageous to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

     Taxable Investments. The Fund may invest up to 20% of the value of its total assets in cash equivalents which generate interest income that is not exempt from federal income tax or that is treated as a preference item for purposes of the federal alternative minimum tax. The Fund may hold in excess of 20% of its assets in cash and cash-equivalents, pending investment in municipal securities, to meet requests for redemptions or to assume a temporary defensive position.

     Borrowing. The Fund may borrow money from banks or by entering into reverse repurchase agreements and, as a fundamental policy, will limit the amount of total borrowings to one-third of the value of the Fund's total assets. Borrowing for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of the Fund's assets. The Fund may not make additional investments if borrowings exceed 5% of its total assets.

     Restricted and Other Illiquid Securities. The Fund may purchase securities which are subject to legal, contractual or other restrictions on resale, and may purchase illiquid securities, which are securities that cannot be sold in the ordinary course of business within seven days. Because of such resale limitations, the Fund might not be able to dispose of these securities at reasonable prices or at an advantageous time. The Fund intends to limit the purchase of restricted or illiquid securities to not more than 15% of its net assets.

     Temporary Investments. As a temporary defensive measure, as determined by the Investment Adviser, the Fund may invest its assets in the following securities:

     - Short-term money market investments;

     - Securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities; and

     - Repurchase agreements.

     If the Fund makes temporary investments, shareholders will be subject to federal and state income taxes on any corresponding income received from the Fund.

     Put and Call Options. The Fund may purchase put options as a hedge to attempt to protect securities which it holds against decreases in value. The Fund will purchase put options only if they are listed on a recognized options exchange and the underlying securities are held in its portfolio.

     The Fund may also write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Writing of calls is intended to generate income and, thereby, protect against price movements in particular securities in the Fund's portfolio. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid market to close options could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

     Securities of Other Registered Investment Companies. The Fund may invest up to 10% of its total assets in shares of other registered investment companies, principally money market funds. An investment in a registered investment company involves investment risk. In addition, by investing in other registered investment companies, the Fund incurs the expenses and distribution costs charged by the other registered investment companies.

     Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Investment Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The annual portfolio turnover rate is estimated to be up to 100%. The Fund would have an annual portfolio turnover rate of 100% if all of its securities were replaced within one year. High portfolio turnover (generally over 100%) generally results in greater brokerage commissions and transaction costs, which are paid directly by the Fund.

     Hedging Strategies. The Fund may buy and sell interest rate futures contracts, futures contracts on securities and fixed income securities indices and options on such contracts for the purpose of hedging against changes in the value of securities which the Fund owns or anticipates purchasing due to anticipated changes in interest rates. Participation in the options and futures markets involves additional investment risks and transaction costs. If the Investment Adviser's assumptions regarding the direction of the securities and interest rate markets are incorrect, the value of the Fund may be lower than if the hedging strategy had not been used. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position.

                                  RISK FACTORS

     Although the Fund seeks to moderate risk by investing in diversified portfolios of securities, an investment in the Fund involves certain risks.


     General Investment Risk. Loss of money is a risk of investing in the Fund. This could occur if the value of the municipal bonds and other securities making up the Fund's investment portfolio were to decrease. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



     Fund Management. The Fund is actively managed by the Investment Adviser. Fund performance depends on the ability of the Investment Adviser to select and maintain a portfolio of securities which will achieve the Fund's investment objectives. The Fund could under-perform compared with other funds having similar investment objectives.


     Credit Risk. The Fund invests in debt securities and is subject to credit risk, which is the risk that the issuer of a debt security will fail to make payments of interest and principal when due. Shareholders in the Fund bear the risk that payment defaults could cause the value of the Fund's investment portfolio to decline. The Fund's permitted investments are intended to limit the amount of credit risk undertaken by the Fund, although the Fund is permitted to invest up to 25% of its assets in securities rated below investment grade.

     Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of a debt security will decline due to changes in market interest rates. In general, when interest rates rise, the value of a debt security declines. When interest rates decline, the value of a debt security generally increases. The final maturity of the debt also will affect interest rate risk and price volatility of the portfolio. Generally, a debt security with a longer maturity will have greater price volatility as a result of interest rate changes than a debt security with a shorter maturity. Therefore, Fund shareholders bear the risk that increases in market interest rates will cause the value of the investment portfolio to decline. Although the Investment Adviser may engage in transactions intended to hedge the value of the Fund's portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will successfully protect the value of the portfolio.

     Yields. The yields of Minnesota municipal bonds will vary depending on a number of factors, including conditions in the municipal bond and fixed income markets, the maturity of the bonds, the rating of the issue and the size of a particular offering. In some cases, Minnesota municipal bonds may have yields that are slightly lower than the yields of municipal bonds issued in other states, because of a favorable Minnesota state tax exemption on bonds issued in Minnesota.

     Non-Investment Grade Securities. The Fund may invest up to 25% of its total assets in municipal bonds rated in the fifth highest rating category of a nationally recognized statistical rating organization ("Ba" by Moody's or "BB" by S&P or Fitch), or which are unrated and determined by the Investment Adviser to be of comparable quality to securities rated in the fifth highest category. Securities rated in this category are not considered to be investment grade and have speculative or predominantly speculative characteristics.

Non-investment grade, high risk securities provide less protection for payment of principal and interest but may produce greater returns than higher quality securities. They also have greater risk of default or price changes due to changes in the issuer's creditworthiness compared to higher quality securities. Lower rated bonds can fluctuate more in market price than higher quality bonds and can decline significantly in value during periods of general economic stress or rising interest rates. In addition, the market for lower rated bonds tends to be less active than that for higher quality bonds, which may affect the price at which the lower rated bonds can be sold.


     The Fund may hold securities whose ratings have been lowered below the fifth highest rating category and unrated securities which the Investment Adviser determines are comparable in quality to rated securities. A ratings downgrade usually results in a lower market price for the security, and the sale of a downgraded security could result in a loss.


     Geographic Concentration. Because the Fund invests principally in municipal bonds of Minnesota issuers, the Fund is more susceptible to factors adversely affecting Minnesota issuers than would be a more geographically diverse bond portfolio. The value of the Fund's shares may be affected by downturns in the Minnesota economy and other factors specifically affecting the ability of Minnesota issuers to pay interest and principal. As a result, the value of the Fund's shares may fluctuate more than the value of shares of a fund investing in bonds issued in more than one state.

     The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues, which may be affected by economic and political conditions in Minnesota. Constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. In addition, the availability of federal, state and local aid to governmental issuers may affect their ability to meet obligations. Payments of principal and interest on private activity bonds depend on the economic performance of the projects financed by the bonds, which may also be affected by economic and political conditions in Minnesota. If an issuer of a bond or other security is unable to meet its financial obligations, the Fund's income and the value of its portfolio of assets would be adversely affected.

     Related Issuers. The issuers of municipal bonds may be related in such a way that an economic or political development negatively affecting one municipal bond would have a similar effect on another municipal bond. The Fund will not invest more than 25% of its total assets in securities that are related or in revenue bonds whose payments are derived from projects or facilities within a single industry (except for housing authority bonds or bonds issued by governments or their political subdivisions).


     Fund Diversification. The Fund is non-diversified, which means that it has greater latitude than a diversified fund to invest its assets in the securities of relatively few municipal issuers. An investment in the Fund may present greater risks than an investment in a diversified fund, because the Fund is more susceptible to adverse developments affecting any one issuer of securities held in its portfolio. The Fund intends, however, to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its total assets, the Fund may not: (1) own the securities of a single issuer with a value of more than 5% of the Fund's total assets; or (2) own more than 10% of the outstanding voting securities of a single issuer. These limits do not apply to U.S. Government securities and the securities of investment companies.


     Except for investment in U.S. Government securities, no more than 25% of the total assets of the Fund may be invested in securities of any one issuer.


     The "issuer" is the entity whose assets and revenues back the securities, and may be a governmental entity or a non-governmental user of facilities financed through industrial development bonds issued by or on behalf of a public authority or entity.


                            INVESTMENT RESTRICTIONS


     The Fund has adopted certain restrictions designed to reduce investment risk. Certain of these investment restrictions are fundamental policies, and may not be changed without shareholder approval. The Fund may not:

     - With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government securities), measured as of the last day of each fiscal quarter of the Fund.

     - Invest more than 25% of its total assets in securities rated below the four highest rating categories by Moody's, S&P or Fitch at the time they are purchased by the Fund.

     - Invest 25% or more of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry.

     - Lend money.

     - Purchase or sell real estate or interests in real estate, commodities or commodity futures.

     As a matter of operating policy (though not of fundamental policy), the Fund intends to limit certain of its investments to no more than 15% of the value of its net assets, in accordance with Securities and Exchange Commission guidelines pertaining to open-end investment companies. The investments in this 15% limit include (i) those which are restricted (securities which cannot freely be sold for legal or contractual reasons); (ii) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (iii) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.

     Additional information about the Fund's investment restrictions is contained in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS


     The Board of Directors of Bremer Funds has overall responsibility for overseeing the management of the Fund. BIFI employs the Investment Adviser, Bremer Trust, National Association, P.O. Box 1956, St. Cloud, Minnesota 56302, to manage the Fund's investment portfolio and certain other business affairs under an agreement that compensates the Investment Adviser at the annual rate of 0.55% of the average daily net assets of the Fund computed daily and paid monthly.



     The Investment Adviser has managed Bremer Funds since December 1996, and has not served as investment adviser to any other registered investment company. As of December 31, 1999, the Investment Adviser managed accounts with an aggregate value of approximately $1.18 billion. The Investment Adviser is a wholly owned subsidiary of Bremer Financial Corporation, 445 Minnesota Street, Suite 2000, St. Paul, Minnesota 55101-2107, a bank holding company.



     The Investment Adviser has engaged Richfield Bank & Trust Co. to act as a sub-adviser to the Fund. The sub-adviser assists in the management of the Fund consistent with the Fund's objectives and policies, and under the direction and supervision of the Investment Adviser. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Richfield Bank & Trust Co. is a wholly owned subsidiary of Richfield State Agency, Inc., a Minnesota one bank holding company.



     Portfolio Managers. The Fund is managed by Paul W. Gifford, Jr.



     PAUL W. GIFFORD, JR., CFA is Assistant Vice President/Portfolio and Product Manager of the Investment Adviser and has held various positions with the Investment Adviser since December 1990. Paul's primary focus is on fixed income strategies including the management of the Bremer Bond Fund and an internal bond fund. In addition, he assists in stock selection for funds and accounts with the Investment Adviser. Paul is an investment officer for the Investment Adviser and serves on its Investment Committee. He has nine years of investment experience since completing his Business Degree at Mankato State University.



     Firstar Bank, N.A., 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 (telephone 877-554-4484) acts as Custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly owned subsidiary of Firstar Bank, N.A., serves as transfer agent and dividend disbursing agent for the Funds. Firstar controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services. Firstar is not affiliated with Bremer Funds or the Investment Adviser.

                              PLAN OF DISTRIBUTION

     The purchase price you pay for shares in the Fund is the "net asset value" of the shares plus a front-end sales charge. You may calculate your sales charge by the following table:

                                                     SALES CHARGE AS A                  SALES CHARGE AS A
TOTAL PURCHASE PRICE                            PERCENTAGE OF PURCHASE PRICE    PERCENTAGE OF NET AMOUNT INVESTED
--------------------                            ----------------------------    ---------------------------------
Less than $100,000............................             2.75%                              2.83%
$100,000 to $149,999..........................             2.25%                              2.30%
$150,000 to $249,999..........................             2.00%                              2.04%
$250,000 to $499,999..........................             1.50%                              1.52%
$500,000 to $999,999..........................             1.00%                              1.01%
$1,000,000 or above...........................             0.00%

     You may purchase shares without a sales charge if:

     - You purchase shares through an account for which Bremer Trust, N.A. or Richfield Bank & Trust Co., or their affiliates, serve in a trust, agency or custodial capacity.

     - You are a registered investment adviser purchasing shares for client accounts over which you have discretion or for your own account.

     - You are an employee, retiree or director of Bremer Trust, N.A. or Richfield Bank & Trust Co., or their affiliates.

     - You invest $1,000,000 or more in the Fund.


     The Fund has adopted a written plan of distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. Payments made pursuant to the 12b-1 plan may only be used to pay distribution expenses actually incurred. Expenses incurred in one year may be carried forward and paid from amounts available in future years. The Rule 12b-1 fees may be used to finance any activity which is primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses and the printing and mailing of sales literature. The 12b-1 plan permits the Fund to employ a distributor of shares, in which case payments under the 12b-1 plan will be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of the Fund's shares, including but not limited to, compensation to, and expenses of, employees of the distributor who engage in or support distribution of the Fund's shares, printing of prospectuses and reports, advertising and preparation and distribution of sales literature. Overhead and salaries will be allocated based on the percentage of time devoted to distribution activities. The Fund's Board of Directors has authorized the payment of fees under the 12b-1 plan to the Fund's principal underwriter. See "Fund Expenses."

     The Fund will pay all expenses not assumed by the Investment Adviser, including the costs of preparing and printing registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expenses of qualifying shares for sale in various states, the printing and distribution costs of prospectuses provided to existing shareholders, the cost of director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Fund will also pay fees of directors who are not employees or interested persons of the Fund, auditing and accounting services, fees and expenses of any custodian or trustee having custody of the Fund's assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts.



     The Fund has entered into an administration agreement with Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the administration agreement, the administrator maintains the books, accounts and other documents required by the Investment Company Act of 1940, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state regulatory authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the administration agreement. For its services during the Fund's fiscal year ending September 30, 2000, the Fund will pay the administrator a fee, paid monthly at an annual rate of 0.06% of the first $200,000,000 of the Fund's average net assets, 0.05% of the next $500,000,000 of the Fund's average net assets, and 0.03% of each Fund's net assets in excess of $700,000,000. The administrator's minimum annual fee, regardless of net asset value, is $20,000.



     Firstar Mutual Fund Services, LLC also provides transfer agency and accounting services for the Fund and Firstar Bank, N.A. provides custodial services for the Fund. Information about the fees paid for these services by the Fund is provided in the Statement of Additional Information.


                          FUND SHARES AND ORGANIZATION


     Bremer Funds is an open-end investment company which offers shares in mutual funds. It was incorporated under the laws of Maryland on August 26, 1996 and is registered under the Investment Company Act of 1940. The Articles of Incorporation authorize the Board of Directors to issue up to 500 million shares of Common Stock, $.0001 par value per share. Of these shares, 50 million have been authorized for the Fund. Fund shares are fully paid and non-assessable when issued; have no preference as to conversion, exchange, dividends, redemption or other features; and have no preemptive rights. The shares have no cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors. Shares may be issued as either full or fractional shares. Fractional shares have, pro rata, the same rights and privileges as full shares.

     Each share of the Fund has one vote. On certain matters, such as the election of directors, all shares of all of the Fund vote together as one series. On matters affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. An example of such a matter would be a proposal to alter a fundamental investment restriction pertaining to the Fund.


     Under the laws of the State of Maryland and Bremer Fund's Bylaws, Bremer Funds is not required to hold shareholder meetings unless they are required by the Investment Company Act of 1940 or are requested in writing by the holders of 10% or more of the outstanding shares of entitled to vote at a meeting of shareholders.



     As of December 31, 1999, no person owned a controlling interest in the Fund.


                                PRICE OF SHARES


     Shares of the Fund are sold at their net asset value plus a front-end sales charge and are redeemed at their net asset value. The sales charges are described under "Plan of Distribution." The net asset value per share for purchase and redemption orders is determined once daily, as of the close of regular trading hours (currently 3:00 p.m., Central time) of the New York Stock Exchange on each day the Exchange is open for trading. Net asset value per share of the Fund is calculated by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund.



     For the purpose of determining the aggregate net assets of the Fund, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser, under the supervision of the Fund's Board of Directors.


                               PURCHASING SHARES

     BY MAIL: Subscription for shares should be addressed to the Legacy Minnesota Municipal Bond Fund, c/o Firstar Mutual Fund Services, LLC, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Express or registered mail should be sent to the Legacy Minnesota Municipal Bond Fund, c/o Firstar Mutual Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. The U.S. Postal Service or independent delivery services are not agents of the Fund, and deposit in the mail or with a delivery service of purchase applications does not constitute receipt by Firstar or the Fund.


     BY WIRE: Before wiring funds, an investor should call Firstar Mutual Fund Services, LLC at 877-554-4484 to advise that funds are being wired. To purchase by wire transfer, federal funds should be transmitted to Firstar Bank N.A., ABA #0750-00022/ For Credit to: Firstar Mutual Fund Services, LLC, Account #112-952-137/For

Further Credit: Legacy Minnesota Municipal Bond Fund [shareholder account number], [name of account]. An Account Application Form must be on file with Firstar Mutual Fund Services, LLC before purchasing shares by wire. Neither the Fund nor its agents are responsible for the consequences of delays resulting from the bank or Federal Reserve wire system.

     The purchase price, less the applicable sales charge, will be invested in the net asset value next computed after the time the properly completed application and funds are received by the Transfer Agent. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the Exchange. Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based upon the net asset value as determined as of the close of trading on the next day the Exchange is open.

     An initial purchase must be at least $2,000 and each subsequent purchase must be at least $100, although the Fund reserves the right to waive or change these minimums at its discretion. All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless accompanied by payment in U.S. funds. Payment should be made by check or wire transfer drawn on a U.S. bank, savings and loan, or credit union. The Fund will not accept payment in cash or third party checks for the purchase of shares. The Transfer Agent will charge a $25 fee against an investor's account for any check that does not clear. Additionally, the investor may be responsible for certain expenses incurred by the Fund if a purchase is cancelled due to non-payment.

                                REDEEMING SHARES


     Shareholders may redeem for cash all or a portion of their shares by instructing the Transfer Agent at its office in Milwaukee, Wisconsin. Shares will be redeemed at the net asset value next computed after the receipt of a properly completed redemption request. The determination of net asset value for a particular day is applicable to all requests for the redemption of shares received at or before the close of trading on the Exchange on that day (usually 3:00 p.m. Central time). Requests received for redemption on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based upon the net asset value as determined as of the close of trading on the next day the Exchange is open. A redemption request must be properly completed before the proceeds can be released. This means the following will be required:


     (i) A letter of instruction specifying the account number, number of shares or dollar amount to be redeemed, signed by all owners of the shares exactly as their names appear in the Fund's shareholder records. If certificates have been issued representing shares to be redeemed, they must accompany the letter and must be endorsed on the back with the signature of the person whose name appears on the certificate.

     (ii) A guarantee of the signature of each owner by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange for redemption requests greater than

          $10,000, if the address of record has been changed within the 15 days preceding any liquidation, or if the proceeds of any redemption are requested to be made payable to or sent to other than the address of record.

     (iii) In the case of estates, trusts, guardianships, custodianships, and corporations, other supporting legal documents may be required.

     If any portion of the shares to be redeemed represents an investment made by check, the Fund will delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take up to 12 days from the purchase date.

     Payment for shares redeemed will be mailed generally within two business days, but no later than the seventh business day after receipt by the Transfer Agent of the properly completed redemption request, or within such shorter period as may legally be required. If payment of redemption proceeds is to be made by federal wire transfer, a $12 wire fee will be applied.

     No redemption request will become effective until all documents have been received in proper form by Firstar Mutual Fund Services, LLC. The shareholder should contact Firstar for further information concerning documentation required for a redemption of Fund shares. The U.S. Postal Service or independent delivery services are not agents of the Fund, and deposit in the mail or with a delivery service of redemption requests does not constitute receipt by Firstar or the Fund.

     A redemption order may not be canceled or revoked by the shareholder once it has been received and accepted by the Fund. Since the redemption price is the net asset value per share determined at the same time and in the same manner as for a purchase order received at that time, it reflects the market value of the Fund's investments at the time of redemption. This value may be more or less than the price originally paid for the shares, and the investor may realize a gain or loss on redemption.

     To redeem shares by telephone, an investor must check the appropriate box on the account application. Proceeds redeemed by telephone will be mailed, sent by electronic funds transfer or wired only to an investor's address or bank of record as shown on the records of the Transfer Agent. In the case of redemption proceeds that are sent by wire transfer, the investor will be charged a $12 wiring fee. In order to arrange for telephone redemptions after an account has been opened or to change the bank, account, or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

     Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. The Transfer Agent has adopted certain procedures to safeguard against unauthorized telephone instructions including recording all telephone transactions and sending written confirmation of such transactions. The Fund reserves the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Fund at any time. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent in person or by mail as described above.

                                   DIVIDENDS

     The Fund will distribute all of its net investment income to shareholders in the form of dividends declared daily and paid monthly. If net capital gains are realized, the Fund will distribute them near year-end in the year in which such gains are realized.


     Investors in the Fund may elect to have all income dividends and capital gains distributions reinvested in shares of the Fund or paid in cash. Further information about dividend reinvestment is contained in the New Account Application form accompanying this Prospectus. If an election is not specified, all dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund, calculated to the nearest 1,000th of a share. There is no sales charge imposed on dividend reinvestments.


     Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the investor's account on the dividend payment date. Cash dividends are also paid on the dividend payment date. Investors will be informed of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares registered in an investor's name, including those previously purchased through dividend reinvestment.

     Any dividends and capital gain distributions declared in December to shareholders of record on a date in that month will be deemed to have been paid by the Funds and received by shareholders on December 31 if the distributions are paid before February 1 of the following year.

     An investor may change an election at any time by notifying the Fund in writing. If such notice is received between a dividend declaration date and the corresponding payment date, it will become effective on the day following the payment date. The Fund may modify or terminate the dividend reinvestment program at any time on 30 days' notice to participants.

                                     TAXES

     The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code that relieve it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if at least 98% of ordinary income and 98% of capital gains are not paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid the imposition of this excise tax.

     Federal Income Taxes. Dividends from tax-exempt interest income earned by the Fund generally are exempt from federal regular income taxes. Although the Fund intends to invest primarily in municipal securities exempt from federal taxes, the Fund may invest in taxable obligations, which generate interest taxable as ordinary income. Dividends, whether paid in cash or reinvested in additional shares, from net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, whether paid in cash or additional shares, and regardless of the length of time the shares have been owned by the shareholder. Shareholders are notified annually as to the federal tax status of dividends and other distributions paid by the Funds. If a shareholder is not required to pay taxes on income, such shareholder is generally not required to pay federal income tax on the amounts distributed to him or her.


     When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the shares. In addition, if Fund shares are purchased within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will not be deductible. Capital gain on redeemed shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax.


     Certain Fund shareholders may transfer appreciated assets to the Fund in exchange for Fund shares (for example, upon the transfer of securities from a predecessor common or collective fund). Upon a redemption of Fund shares, such shareholders would realize taxable gain on the appreciation of such assets prior to the time of the exchange, in addition to any subsequent appreciation of Fund shares.

     Dividends and distributions are paid on a per share basis. At the time of such payment, therefore, the value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the payment of a dividend or a capital gains distribution, purchasers will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or distribution.

     The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with a social security or tax identification number. The shareholder also must certify that the number is correct and that the shareholder is not subject to backup withholding. The certification is included as part of the share purchase application form.

     Minnesota Income Taxes. Interest earned on Minnesota municipal securities is generally excluded from taxable net income for Minnesota state income tax purposes, provided that at least 95% of the exempt-interest dividends paid by the Fund are derived from Minnesota municipal securities. Exempt-interest dividends received by shareholders which are corporations or financial institutions are treated as taxable income.

     Dividends treated as capital gain distributions for federal tax purposes are treated as long-term capital gains for Minnesota tax purposes. Shareholders may be subject to the Minnesota alternative minimum tax on exempt-interest dividends derived from private activity bonds.

     The foregoing is only a general summary of some of the current federal and Minnesota income tax considerations regarding the Fund. Investors should consult with their own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

                            PERFORMANCE INFORMATION

     The Fund may, from time to time, advertise information regarding its performance. The Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a specified period, will reflect the deduction of a proportional share of Fund expenses (on an annual basis) and will assume that all dividends and capital gains distributions are reinvested when paid. Total return indicates the positive or negative rate of return that a shareholder would have earned from reinvested dividends and distributions and changes in net asset value per share during the period.

     Performance information for the Fund may be compared, in reports and promotional literature to: (i) the Lehman Brothers 5 Year Municipal Bond Index or the Merrill Lynch Three to Seven Year Municipal Bond Index or various other unmanaged indices, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for the Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future. The performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in the Fund's expenses and in the asset size of the Fund. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses.

                              SHAREHOLDER SERVICES


     Shareholder Reports. Shareholders will receive a confirmation statement reflecting each purchase and redemption of Fund shares, as well as periodic statements detailing distributions made by the Fund. In addition, the Fund will send reports to shareholders semi-annually showing the Fund's portfolio holdings and will provide tax information annually.


     Systematic Investments. Shareholders may arrange to make regular monthly or quarterly investments in the Fund through automatic withdrawals from a bank account. The minimum for each systematic investment in the Fund is $100 and a shareholder must have a minimum of $2,000 invested in the Fund before making systematic investments. A shareholder may specify systematic investments on the initial account application or by submitting a Systematic Investment application at a later date.


     Systematic Withdrawals. Shareholders may arrange to make regular monthly or quarterly withdrawals of cash (minimum of $250 per withdrawal) from the Fund if the shareholder has a minimum balance of $50,000 at the time the systematic withdrawal election is made. To activate systematic withdrawals, a shareholder must submit a Systematic Withdrawal application to the Fund. There is no charge for withdrawals, unless the proceeds are wired to the shareholder's bank. Withdrawal payments are derived from liquidation of sufficient shares from a shareholder's account to make the designated payments. If systematic withdrawals exceed reinvested dividends and capital gain distributions, a shareholder's original investment will be reduced and ultimately exhausted. Withdrawals are redemptions of shares and may cause a shareholder to realize gains or losses for tax purposes. The withdrawal plan may be terminated at any time by calling or writing to the Fund.

NEW ACCOUNT INFORMATION:

877-554-4484

SHAREHOLDER ACCOUNT INFORMATION:

877-554-4484

INVESTMENT ADVISER:

Bremer Trust, National Association
P.O. Box 986
St. Cloud, Minnesota 56302-0986

SUB-ADVISER:

Richfield Bank & Trust Co.
6625 Lyndale Avenue South
Richfield, Minnesota 55423

TRANSFER AGENT:

Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Regular Mail Address)

Mutual Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
(Overnight or Express Mail Address)

CUSTODIAN:


Firstar Bank, N.A.

615 East Michigan Street
Milwaukee, Wisconsin 53201

DISTRIBUTOR:

Rafferty Capital Markets, Inc.

1311 Mamaroneck Avenue


White Plains, New York 10605


INDEPENDENT PUBLIC ACCOUNTANTS:

Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL:

Briggs and Morgan,
  Professional Association
2400 IDS Center
80 South Eighth Street
Minneapolis, Minnesota 55402


ADDITIONAL INFORMATION



     - Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.



     - Additional information is contained in the Statement of Additional Information (SAI), which provides more details about the Fund and its investment policies and restrictions.

     - You can obtain free copies of the annual report, semi-annual report or SAI, request other information about the Fund, or make shareholder inquiries by calling 1-877-554-4484.



     - Documents filed with the SEC by the Fund are available on the SEC's internet site at http:// www.sec.gov, where they are listed under "Bremer Investment Funds, Inc."



     - Documents filed with the SEC can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can also obtain copies, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009. Information about the operation of the Public Reference Room is available by calling the SEC at 1-800-SEC-0330.



     -  The Fund's Investment Company Act file number is 811-7919.

                      LEGACY MINNESOTA MUNICIPAL BOND FUND
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 28, 2000



     Legacy Minnesota Municipal Bond Fund is part of a family of mutual funds offered by Bremer Investment Funds, Inc. (Bremer Funds), an open-end, diversified investment company.



     This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than what is contained in the Prospectus for the Fund. It should be read in conjunction with the Prospectus, dated January 28, 2000, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling 1-877-554-4484 or writing to the Fund, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS


Investment Objectives and Policies..........................      2
Investment Limitations......................................      2
Portfolio Turnover..........................................      2
Purchasing and Redeeming Shares.............................      3
Officers and Directors......................................      3
Principal Holders of Securities.............................      5
Investment Adviser..........................................      6
Transfer Agent and Custodian................................      7
Portfolio Transactions......................................      7
Dividends, Distributions and Tax Consequences...............      8
Underwriters................................................      9
Financial Statements........................................      9

INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and limitations of the Fund are described in the Prospectus under the heading "Investment Objectives and Policies."

INVESTMENT LIMITATIONS

     The Fund is subject to certain fundamental investment restrictions described in the Prospectus under the heading "Investment Restrictions." Such investment restrictions may not be changed without the approval of a majority of the shareholders of the Fund. The vote of a majority of the shareholders means the vote, at a meeting of the shareholders, of holders representing (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities, whichever is less.

     In addition, the Fund has adopted other investment limitations and will not:

     1) Purchase securities on margin, participate in a joint trading account or sell securities short.

     2) Borrow money except temporarily from a bank (5% of lower of cost or market value of total assets) for emergency or extraordinary purposes.

     3) Purchase securities if borrowings exceed 5% of its total assets.

     4) Purchase securities of other regulated investment companies, except in open market transactions limited to not more than 10% of its total assets, or except as part of merger, consolidation or other acquisition.

     5) Invest more than 15% of its total assets in fixed income securities of any issuer which are not readily marketable.


     6) With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except cash, cash items, repurchase agreements and U.S. Government obligations).


     7) Hold more than 25% of its total net assets in bonds rated less than Baa by Moody's or BBB by S&P or Fitch.

PORTFOLIO TURNOVER

     The annual portfolio turnover rate is not expected to exceed 100%. No limit, however, has been placed on the rate of portfolio turnover of the Fund, and securities may be sold without regard to the time they have been held when, in the opinion of the Investment Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly
average value of the securities in the Fund's portfolio during the year. For the period from April 12, 1999 (commencement of operations) through September 30, 1999, the Fund's portfolio turnover rate was 18.86%.


PURCHASING AND REDEEMING SHARES

     The purchase and redemption of shares of the Fund are subject to the procedures described under the headings "Purchasing Shares" and "Redeeming Shares" in the Prospectus, which is incorporated herein by reference.

OFFICERS AND DIRECTORS


     The officers and directors of Bremer Funds and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address for each director and officer is Bremer Investment Funds, Inc., P.O. Box 1956, St. Cloud, Minnesota 56302.



                                         POSITION(S) HELD
                                           WITH BREMER                 PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                              FUNDS                    DURING PAST FIVE YEARS
----------------                         ----------------              -----------------------
Steven A. Laraway*...................    President and       President/Chief Executive Officer of Bremer
                                         Director            Trust, National Association since February
                                                             1992; Vice President of Bank One Ohio Trust
                                                             Company from March 1987 to February 1992.

David J. Erickson*...................    Vice President      Vice President/Investment Officer of Bremer
                                                             Trust, National Association since January
                                                             1993; Vice President -- Investments of
                                                             North Central Trust Company from September
                                                             1987 to January 1993.

Sandra A. Schimek*...................    Vice President      Senior Vice President/Chief Investment
                                                             Officer of Bremer Trust, National
                                                             Association since April 1999; Senior
                                                             Portfolio Manager and various other
                                                             positions with Bank One Investment Advisers
                                                             from 1986 to April 1999.

Paul W. Gifford, Jr.*................    Secretary           Assistant Vice President/Portfolio and
                                                             Product Manager of Bremer Trust, National
                                                             Association. Mr. Gifford has held various
                                                             positions with Bremer Trust since December
                                                             1990.

                                         POSITION(S) HELD
                                           WITH BREMER                 PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                              FUNDS                    DURING PAST FIVE YEARS
----------------                         ----------------              -----------------------
Richard A. DiNello*..................    Treasurer           Chief Financial Officer of Bremer Trust,
                                                             National Association. Mr. DiNello has held
                                                             various positions with Bremer Trust since
                                                             July 1986.

John M. Bishop.......................    Director            President of Bishop Communications Corp.
Lakedale Telephone Company                                   for more than the past five years.
Highway 55 East
Annadale, MN 55302

Stanley K. Dardis*...................    Director            President and Chief Executive Officer of
445 Minnesota St.,                                           Bremer Financial Corporation since March
Suite 2000                                                   1998, Executive Vice President and Chief
St. Paul, MN 55101-2107                                      Operating Officer of Bremer Financial
                                                             Corporation from June 1996 to March 1998,
                                                             and Executive Vice President and Retail
                                                             Banking Services Director of Bremer
                                                             Financial Corporation from December 1993 to
                                                             June 1996.

John J. Feda.........................    Director            Retired.
607 South First Street
Marshall, MN 56258

Barbara A. Grachek...................    Director            Associate Vice President for Academic
107 Woodhill Road                                            Affairs, St. Cloud State University since
St. Cloud, MN 56301-4498                                     1997 and Vice President for Academic
                                                             Affairs from 1991 to 1997.


-------------------------
* Interested person of the Fund, as defined in the Investment Company Act of 1940.

     The following table provides compensation information for Bremer Funds' directors for the year ended September 30, 1999 and projected information for the fiscal year ending September 30, 2000. Executive officers of Bremer Funds and directors who are deemed to be interested persons of Bremer Funds, as defined in the Investment Company Act of 1940, do not receive compensation from Bremer Funds. Bremer Funds currently pays fees to outside directors of $1,000 for each in-person meeting and $500 for each telephonic meeting attended, plus out-of-pocket expenses for attending directors' meetings.



                                                                                                PROJECTED
                                                            AGGREGATE 1999                    AGGREGATE 2000
                                                             COMPENSATION      PROJECTED       COMPENSATION
                                           AGGREGATE 1999   FROM THIS FUND   AGGREGATE 2000   FROM THIS FUND
                                            COMPENSATION       AND FUND       COMPENSATION       AND FUND
            NAME AND POSITION              FROM THIS FUND      COMPLEX       FROM THIS FUND      COMPLEX
            -----------------              --------------   --------------   --------------   --------------
John M. Bishop...........................       $333            $1,900            $833            $2,500
Director
Stanley K. Dardis........................        -0-               -0-             -0-               -0-
Director
John J. Feda.............................        166             1,400             833             2,500
Director
Barbara A. Grachek.......................        333             1,000             833             2,500
Director
Steven A. Laraway........................        -0-               -0-             -0-               -0-
President and Director



     The Fund, the Investment Adviser and the Fund's principal underwriter have adopted codes of ethics under Rule 17(j)-l of the Investment Company Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.


PRINCIPAL HOLDERS OF SECURITIES


     As of December 31, 1999, Bremer Funds' officers and directors, as a group, owned less than 1% of the outstanding common stock of the Fund.

     As of December 31, 1999, the following persons owned of record or, to the knowledge of the Fund, beneficially, 5% or more of the outstanding shares of the Fund.



                                                              PERCENTAGE OF FUND   PERCENTAGE OF FUND
                      NAME AND ADDRESS                          HELD OF RECORD     HELD BENEFICIALLY
                      ----------------                        ------------------   ------------------
Kirchbak Company
6625 Lyndale Ave. S.
Richfield, MN 55423.........................................       71.03%                 -0-
JAS & Co.
c/o Bremer Trust
4150 2nd St. S.
St. Cloud, MN 56301.........................................       28.90%                 -0-


INVESTMENT ADVISER


     Bremer Trust, National Association (the "Investment Adviser") serves as the investment adviser of the Fund under the terms of an Investment Advisory Agreement dated December 17, 1996. The Investment Advisory Agreement must be approved annually by the Board of Directors of Bremer Funds, including a majority of those directors who are not parties to such contract or "interested persons" of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Agreement may be terminated at any time, without penalty, on 60 days' written notice by Bremer Funds' Board of Directors, by the holders of a majority of the Fund's outstanding voting securities or by the Investment Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder).



     As compensation for its services to the Funds, the Investment Adviser receives monthly compensation at the annual rate of 0.55% of the average daily net assets of the Fund, computed daily and paid monthly. The Fund paid the Investment Adviser total fees of $149,719 for the period from April 12, 1999 through September 30, 1999.



     Bremer Funds bears all expenses of its operation, other than those assumed by the Investment Adviser. Such expenses include payment for distribution, transfer agent services, accounting services, certain administration services, legal fees and payment of taxes. The expenses of organizing Bremer Funds and registering and qualifying its initial shares under federal and state securities laws are being charged to Bremer Funds' operations as an expense amortized over a period not to exceed five years.



     The Investment Adviser is a wholly owned subsidiary of Bremer Financial Corporation, a bank holding company. The officers of Bremer Funds also serve as officers of the Investment Adviser, as described above in "Officers and Directors."

     The Investment Adviser has appointed Richfield Bank & Trust Co. to act as a sub-adviser to the Fund under a Sub-Adviser Agreement dated January 14, 1999. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. The sub-adviser will receive fees at an annual rate of 0.50% for the 12 months ending March 31, 2000, 0.45% for the 12 months ending March 31, 2001 and 0.40% from April 1, 2001 and thereafter, calculated in each case on the average daily net assets of the Fund attributable to shares beneficially owned by holders of accounts maintained with the sub-adviser or sold through a specified broker-dealer. The sub-adviser will receive a fee at an annual rate of 0.275% of the average net daily net assets of the Fund attributable to shares which are not beneficially owned by holders of accounts maintained with either the Investment Adviser or the sub-adviser and which were not sold through specified broker-dealers. In the case of any shares of the Fund sold through an arrangement in which a portion of the total management fee of 0.55% is paid to a third party institution, the Investment Adviser and sub-adviser will split the remaining portion of the total management fee. Richfield Bank & Trust Co. is a wholly owned subsidiary of Richfield State Agency, Inc., a Minnesota one bank holding company.



     Bremer Funds has adopted a written plan of distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. Bremer Funds paid $5,445 under the plan during the period from April 12, 1999 through September 30, 1999. See "Plan of Distribution" in the Prospectus.


TRANSFER AGENT AND CUSTODIAN


     Firstar Bank, N.A. acts as custodian and Firstar Mutual Fund Services, LLC, its wholly owned subsidiary, acts as administrator, transfer agent and dividend disbursing agent. Firstar is reimbursed for all expenditures incurred in the discharge of these responsibilities. Firstar's address is P.O. Box 701, Milwaukee, Wisconsin 53201-0701, (telephone 877-554-4484).



     Firstar Bank, N.A. and Bremer Funds are parties to a Custodian Agreement. Firstar Mutual Fund Services, LLC and Bremer Funds are parties to a Fund Administration Servicing Agreement, Fund Accounting Servicing Agreement and Transfer Agent Agreement. Pursuant to such agreements, Firstar controls all securities and cash for the Funds, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Funds. Certain information regarding the administrative services provided by Firstar Mutual Fund Services, LLC is contained in the Prospectus under the heading "Plan of Distribution."


PORTFOLIO TRANSACTIONS


     Subject to policies established by Bremer Funds' Board of Directors, the Investment Adviser is responsible for the Fund's portfolio decisions and the placing of orders to effect the Fund's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available. Bremer Funds has no obligation to deal with any broker or dealer in the execution of its portfolio transactions. There is no affiliation between any broker-dealer or affiliated persons of any broker-dealer who executes transactions for the Fund and Bremer Funds' officers and directors or the Investment Adviser.



     In addition to the Fund, the Investment Adviser also manages two other funds issued by Bremer Funds, the Bremer Growth Stock Fund and the Bremer Bond Fund. Investment decisions for each of these funds are made independently. When the funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund. In some cases this system could adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.


     Decisions with respect to allocations of portfolio brokerage will be made by the Investment Adviser. Portfolio transactions are normally placed with broker-dealers which provide the Investment Adviser with research and statistical assistance. Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSEQUENCES

     The Fund intends to distribute all net investment income, if any, together with any realized net capital gains in the amount and at the times that will avoid federal income and excise tax liability. To avoid federal income tax on income and gains that are distributed, the Fund must qualify for the special tax treatment afforded to a regulated investment company under the Internal Revenue Code of 1986, as amended. To qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other registered investment companies, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other registered investment companies) of any one issuer or two or more issuers which the Fund controls.

     The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes from such hedging strategies.

     Undistributed net investment income is included in the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend, because it is reduced by the per share amount of the dividend. Dividends and other distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to the investor.


     As stated in the Prospectus, unless a shareholder elects otherwise in writing, all dividends and other distributions are automatically paid in additional Fund shares at net asset value (as of the business day following the record date). A shareholder may elect to have all income dividends and capital gains distributions reinvested in shares of the Fund or paid in cash. A shareholder may change an election at any time by notifying the Fund in writing. If such notice is received between a dividend declaration date and the corresponding payment date, it will become effective on the day following the payment date. An account statement is sent to shareholders whenever an income dividend or other distribution is paid.


UNDERWRITERS


     Rafferty Capital Markets, Inc. (the "Distributor") has entered into a Distribution Agreement with Bremer Funds effective December 31, 1998. The Distributor is not affiliated with Bremer Funds or the Investment Adviser. The Distributor will offer the Fund's common stock continuously, on a best efforts basis, by receiving purchase and redemption orders on behalf of the Fund. The Distributor is not obligated to sell any particular number of shares. For calendar year 1999, the Distributor received a fee equal to .0075% annually of the average daily net assets of the Fund, computed daily and paid monthly. The Distributor will receive the same fee for calendar year 2000.



FINANCIAL STATEMENTS



     The Fund's financial statements, including a listing of portfolio securities as of September 30, 1999, are included in the Fund's Annual Report to Shareholders for the period from April 12, 1999 (commencement of operations) through September 30, 1999 and are incorporated herein by reference. The financial statements have been audited by Arthur Andersen LLP, independent public accountants, as set forth in their report appearing in the Annual Report and incorporated herein by reference. Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Fund.

ITEM 22. FINANCIAL STATEMENTS



     (a) Financial Statements



     The financial statements identified in the index below, together with the report of Arthur Andersen LLP dated October 22, 1999, appearing on pages 3 to 16 of the September 30, 1999 Annual Report are incorporated herein by reference to registrant's Form N-30D, filed December 6, 1999.



                                                                   PAGE NUMBER IN:
                                                              --------------------------
                                                              PROSPECTUS   ANNUAL REPORT
                                                              ----------   -------------
Statement of Assets and Liabilities at September 30, 1999...                     3
Statement of Operations for the period April 12, 1999
  through September 30, 1999................................                     4
Statement of Changes in Net Assets for the period April 12,
  1999 through September 30, 1999...........................                     5
Financial Highlights for the period April 12, 1999 through
  September 30, 1999........................................      4              6
Schedule of Investments at September 30, 1999...............                     7
Notes to the Financial Statements...........................                    13
Report of Independent Public Accountants....................                    16



     Schedules are omitted because they are not required, are not applicable, or the required information is shown in the financial statements or notes thereto.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS


   (a)     Articles of Incorporation.(1)
   (b)     Bylaws.(1)
   (c)     Articles of Incorporation, Article IV and Article VII. (See
           Exhibit (a)).
   (d)(1)  Form of Investment Advisory Agreement between Registrant and
           Bremer Trust, National Association dated December 17,
           1996.(2)
   (d)(2)  Addition of the Legacy Minnesota Municipal Bond Fund to the
           Investment Advisory Agreement dated March 23, 1999.(3)
   (d)(3)  First Amendment to Investment Sub-Advisory Agreement between
           Bremer Trust, N.A. and Richfield Bank & Trust Co. dated
           January 26, 2000, relating to the Legacy Minnesota Municipal
           Bond Fund (filed herewith).
   (e)     Distribution Agreement between Registrant and Rafferty
           Capital Markets, Inc. dated November 24, 1998.(4)
   (f)     Not applicable.
   (g)     Custodian Agreement between the Registrant and Firstar Trust
           Company dated November 5, 1996.(1)
   (h)(1)  Fund Administration Servicing Agreement between the
           Registrant and Firstar Trust Company dated November 5,
           1996.(1)
   (h)(2) Fund Accounting Servicing Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.(1)
   (h)(3)  Transfer Agent Agreement between the Registrant and Firstar
           Trust Company dated November 5, 1996.(1)
   (i)     Opinion and consent of Briggs and Morgan, Professional
           Association.(5)
   (j)     Consent of Arthur Andersen LLP (filed herewith).
   (k)     None.
   (l)     Not applicable.
   (m)     Plan of Distribution.(1)
   (n)     Not applicable.
   (o)     Not applicable.
   (p)     Code of Ethics (filed herewith).


-------------------------

        (1) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, filed November 12 1996.



        (2) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Pre-Effective Amendment No. 1, filed December 19, 1996.



        (3) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 5, filed March 31, 1999.

               (4) Incorporated by reference from registrant's Registration
                   Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 3, filed November 30, 1998.



               (5) Incorporated by reference from registrant's Registration
                   Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 4, filed January 15, 1999.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        Not applicable.

ITEM 25. INDEMNIFICATION

             The Registrant's Articles of Incorporation state that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person, who, at the request of the Registrant, serves or has served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by Maryland law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys' and accountants' fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the Maryland General Corporation Law or the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS


             The Fund's principal underwriter, Rafferty Capital Markets, Inc., also acts as a distributor for the Bremer Bond Fund and the Bremer Growth Stock Fund, which are issued by Bremer Funds. Rafferty

        Capital Markets, Inc. also acts as a distributor for the following funds, none of which are affiliated with Bremer Funds:



                                     Badgley Funds


                                    Bearguard Funds


                                  The HomeState Group


                                       IAI Funds


                                    Ingenuity Trust


                            Kirr Marbach Partners Value Fund


                                  Leuthold Funds, Inc.


                                     Potomac Funds


                               Texas Capital Value Funds



             The following table provides certain information with respect to the directors and officers of Rafferty Capital Markets, Inc. The principal business address of each person named in the table is 1311 Mamaroneck Avenue, White Plains, New York 10605.


                                                   POSITIONS AND OFFICES            POSITIONS AND OFFICES
        NAME                                          WITH UNDERWRITER                 WITH REGISTRANT
        ----                                ------------------------------------    ---------------------
        Lawrence C. Rafferty............    Director and Chief Executive Officer            None
        Thomas A. Mulrooney.............    Director and President                          None
        Stephen P. Sprague..............    Director and Chief Financial Office             None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


        Custodian:                                              Firstar Bank, N.A.
                                                                615 East Michigan Street
                                                                Milwaukee, WI 53202

        Transfer Agent: Overnight Deliveries                    Firstar Mutual Fund Services, LLC
                                                                Mutual Fund Services
                                                                615 Michigan Street,
                                                                3rd Floor
                                                                Milwaukee, WI 53202

        Transfer Agent: Mailing Address                         Firstar Mutual Fund Services, LLC
                                                                Mutual Fund Services
                                                                P.O. Box 701
                                                                Milwaukee, WI 53201-0701

        Investment Adviser:                                     Bremer Trust,
                                                                National Association
                                                                P.O. Box 986
                                                                St. Cloud, MN 56302

        Sub-Adviser:                                            Richfield Bank & Trust Co.
                                                                6625 Lyndale Avenue South
                                                                Richfield, MN 55423


ITEM 29. MANAGEMENT SERVICES

        Not applicable.

ITEM 30. UNDERTAKINGS

        Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Cloud, and State of Minnesota on the 28th day of January, 2000.


                                         BREMER INVESTMENT FUNDS, INC.


                                         By:     /s/ STEVEN A. LARAWAY

                                          --------------------------------------
                                                    Steven A. Laraway
                                                        President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated. Each person whose signature to this Registration Statement appears below hereby constitutes and appoints Steven A. Laraway and Richard A. DiNello, and each of them, as his true and lawful attorney-in-fact and agent, with full power of substitution, to sign on his or her behalf individually and in the capacity stated below and to perform any acts necessary to be done in order to file all post-effective amendments to this Registration Statement.


                  SIGNATURE                                       TITLE                           DATE
                  ---------                                       -----                           ----
            /s/ STEVEN A. LARAWAY                President and Director
---------------------------------------------    (Principal Executive Officer)
              Steven A. Laraway                                                             January 28, 2000

           /s/ RICHARD A. DINELLO                Treasurer
---------------------------------------------    (Principal Financial and Accounting
             Richard A. DiNello                  Officer)                                   January 28, 2000

                      *                          Director
---------------------------------------------
               John M. Bishop                                                               January 28, 2000

                      *                          Director
---------------------------------------------
              Stanley K. Dardis                                                             January 28, 2000

                      *                          Director
---------------------------------------------
                John J. Feda                                                                January 28, 2000

                      *                          Director
---------------------------------------------
             Barbara A. Grachek                                                             January 28, 2000

         *By: /s/ STEVEN A. LARAWAY
   ---------------------------------------
              Steven A. Laraway
              Attorney-In-Fact

                                 EXHIBIT INDEX



   (a)     Articles of Incorporation.(1)
   (b)     Bylaws.(1)
   (c)     Articles of Incorporation, Article IV and Article VII. (See
           Exhibit (a)).
   (d)(1)  Form of Investment Advisory Agreement between Registrant and
           Bremer Trust, National Association dated December 17,
           1996.(2)
   (d)(2)  Addition of the Legacy Minnesota Municipal Bond Fund to the
           Investment Advisory Agreement dated March 23, 1999.(3)
   (d)(3)  First Amendment to Investment Sub-Advisory Agreement between
           Bremer Trust, N.A. and Richfield Bank & Trust Co. dated
           January 26, 2000, relating to the Legacy Minnesota Municipal
           Bond Fund (filed herewith).
   (e)     Distribution Agreement between Registrant and Rafferty
           Capital Markets, Inc. dated November 24, 1998.(4)
   (f)     Not applicable.
   (g)     Custodian Agreement between the Registrant and Firstar Trust
           Company dated November 5, 1996.(1)
   (h)(1)  Fund Administration Servicing Agreement between the
           Registrant and Firstar Trust Company dated November 5,
           1996.(1)
   (h)(2) Fund Accounting Servicing Agreement between the Registrant and Firstar Trust Company dated November 5, 1996.(1)
   (h)(3)  Transfer Agent Agreement between the Registrant and Firstar
           Trust Company dated November 5, 1996.(1)
   (i)     Opinion and consent of Briggs and Morgan, Professional
           Association.(5)
   (j)     Consent of Arthur Andersen LLP (filed herewith).
   (k)     None.
   (l)     Not applicable.
   (m)     Plan of Distribution.(1)
   (n)     Not applicable.
   (o)     Not applicable.
   (p)     Code of Ethics (filed herewith).


-------------------------

        (1) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, filed November 12, 1996.



        (2) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Pre-Effective Amendment No. 1, filed December 19, 1996.



        (3) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 5, filed March 31, 1999.



        (4) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 3, filed November 30, 1998.



        (5) Incorporated by reference from registrant's Registration Statement on Form N-1A, 1933 Act Reg. No. 333-15969, Post-Effective Amendment No. 4, filed January 15, 1999.